John Hancock Disciplined Value International Select ETF Average Annual Total Returns		12 Months Ended		60 Months Ended	97 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	3.82%	4.73%	6.39%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	0.63%
Performance Inception Date	Dec. 19, 2023
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.99%	0.32%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	0.82%